Condensed Consolidating Financial Statements (Consolidated Balance Sheet) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash and cash equivalents	$ 151,692	$ 263,951	$ 40,004	$ 67
Net receivables	428,398	361,694
Due from affiliates, current	0	0
Net inventories	440,240	375,621
Other current assets	29,334	13,452
Total current assets	1,049,664	1,014,718
Net property, plant, and equipment	203,485	190,607
Investment in subsidiaries	0	0
Goodwill	1,023,451	782,163	847,134
Net intangible assets	650,472	517,482
Long-term due from affiliates	0	0
Deferred charges and other non-current assets	15,562	7,476
Total assets	2,942,634	2,512,446
Current portion of long-term debt	17,500	17,500
Accounts payable	147,738	134,432
Due to affiliates, current	0	0
Accrued compensation	47,394	27,146
Accrued income taxes	12,171	9,569
Federal excise tax	27,701	23,194
Other accrued liabilities	116,397	96,071
Total current liabilities	368,901	307,912
Long-term debt	652,787	322,165
Deferred income tax liabilities	135,957	143,039
Accrued pension and postemployment liabilities	73,503	59,345
Long-term due to affiliates	0	0
Other long-term liabilities	51,319	31,221
Total liabilities	1,282,467	863,682
Total stockholders' equity	1,660,167	1,648,764
Total liabilities and equity	2,942,634	2,512,446
Consolidation, Eliminations [Member]
Cash and cash equivalents	0	0	0	0
Net receivables	0	0
Due from affiliates, current	(19,912)	(16,516)
Net inventories	(4,285)	(5,000)
Other current assets	0	0
Total current assets	(24,197)	(21,516)
Net property, plant, and equipment	0	0
Investment in subsidiaries	(2,567,389)	(2,085,361)
Goodwill	0	0
Net intangible assets	0	0
Long-term due from affiliates	(241,598)	(83,643)
Deferred charges and other non-current assets	0	0
Total assets	(2,833,184)	(2,190,520)
Current portion of long-term debt	0	0
Accounts payable	0	0
Due to affiliates, current	(19,912)	(16,516)
Accrued compensation	0	0
Accrued income taxes	0	0
Federal excise tax	0	0
Other accrued liabilities	0	0
Total current liabilities	(19,912)	(16,516)
Long-term debt	0	0
Deferred income tax liabilities	282	285
Accrued pension and postemployment liabilities	0	0
Long-term due to affiliates	(241,598)	(83,644)
Other long-term liabilities	0	0
Total liabilities	(261,228)	(99,875)
Total stockholders' equity	(2,571,956)	(2,090,645)
Total liabilities and equity	(2,833,184)	(2,190,520)
Parent Company [Member] | Reportable Legal Entities [Member]
Cash and cash equivalents	0	0	0	0
Net receivables	0	0
Due from affiliates, current	0	0
Net inventories	0	0
Other current assets	0	0
Total current assets	0	0
Net property, plant, and equipment	0	0
Investment in subsidiaries	2,530,524	2,025,072
Goodwill	0	0
Net intangible assets	0	0
Long-term due from affiliates	0	0
Deferred charges and other non-current assets	0	0
Total assets	2,530,524	2,025,072
Current portion of long-term debt	17,500	17,500
Accounts payable	0	0
Due to affiliates, current	0	0
Accrued compensation	0	0
Accrued income taxes	0	0
Federal excise tax	0	0
Other accrued liabilities	0	0
Total current liabilities	17,500	17,500
Long-term debt	652,787	322,165
Deferred income tax liabilities	0	0
Accrued pension and postemployment liabilities	0	0
Long-term due to affiliates	200,070	36,643
Other long-term liabilities	0	0
Total liabilities	870,357	376,308
Total stockholders' equity	1,660,167	1,648,764
Total liabilities and equity	2,530,524	2,025,072
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Cash and cash equivalents	133,503	247,375	25,013	(282)
Net receivables	382,662	322,529
Due from affiliates, current	19,912	16,516
Net inventories	379,658	316,704
Other current assets	26,517	11,496
Total current assets	942,252	914,620
Net property, plant, and equipment	192,674	179,574
Investment in subsidiaries	36,865	60,289
Goodwill	911,715	672,891
Net intangible assets	613,869	478,919
Long-term due from affiliates	241,598	83,643
Deferred charges and other non-current assets	11,833	6,218
Total assets	2,950,806	2,396,154
Current portion of long-term debt	0	0
Accounts payable	134,334	122,220
Due to affiliates, current	0	0
Accrued compensation	43,826	24,049
Accrued income taxes	11,698	7,361
Federal excise tax	27,329	22,357
Other accrued liabilities	107,499	83,984
Total current liabilities	324,686	259,971
Long-term debt	0	0
Deferred income tax liabilities	127,483	135,284
Accrued pension and postemployment liabilities	73,503	59,345
Long-term due to affiliates	0	0
Other long-term liabilities	50,048	30,720
Total liabilities	575,720	485,320
Total stockholders' equity	2,375,086	1,910,834
Total liabilities and equity	2,950,806	2,396,154
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Cash and cash equivalents	18,189	16,576	$ 14,991	$ 349
Net receivables	45,736	39,165
Due from affiliates, current	0	0
Net inventories	64,867	63,917
Other current assets	2,817	1,956
Total current assets	131,609	121,614
Net property, plant, and equipment	10,811	11,033
Investment in subsidiaries	0	0
Goodwill	111,736	109,272
Net intangible assets	36,603	38,563
Long-term due from affiliates	0	0
Deferred charges and other non-current assets	3,729	1,258
Total assets	294,488	281,740
Current portion of long-term debt	0	0
Accounts payable	13,404	12,212
Due to affiliates, current	19,912	16,516
Accrued compensation	3,568	3,097
Accrued income taxes	473	2,208
Federal excise tax	372	837
Other accrued liabilities	8,898	12,087
Total current liabilities	46,627	46,957
Long-term debt	0	0
Deferred income tax liabilities	8,192	7,470
Accrued pension and postemployment liabilities	0	0
Long-term due to affiliates	41,528	47,001
Other long-term liabilities	1,271	501
Total liabilities	97,618	101,929
Total stockholders' equity	196,870	179,811
Total liabilities and equity	$ 294,488	$ 281,740